Cover	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2024
Entity File Number	001-39883
Entity Registrant Name	GENERATIONS BANCORP NY, INC.
Entity Central Index Key	0001823365
Entity Tax Identification Number	85-3659943
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	20 East Bayard Street
Entity Address, City or Town	Seneca Falls
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13148
City Area Code	315
Local Phone Number	568-5855
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	GBNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false